LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases:
2024	¥ 140,553
2025	140,732
2026	125,444
Thereafter	281,838
Total undiscounted lease payments	688,567
Less: imputed interest	12,087
Total operating lease liabilities	676,480	¥ 405,374
Financing leases:
2024	38,563
Total undiscounted lease payments	38,563
Less: imputed interest	1,976
Total financing lease liabilities	¥ 36,587	¥ 238,262